Morgan, Lewis & Bockius llp
2020 K Street NW
Washington, DC  20006-1806
Tel.  +1.202.373.6000
Fax: +1.202.373.6001
www.morganlewis.com

Mana Behbin
+1.202.373.6599
mana.behbin@morganlewis.com

October 28, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (File Nos. 333-122901 and 811-21719) Filing Pursuant to Rule 485(b)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the "Registrant") Post-Effective Amendment No. 700 to the Registrant's Registration Statement on Form N-1A (the "Amendment") pursuant to the Securities Act of 1933, as amended (the "1933 Act") (Amendment No. 713 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant's AAM/HIMCO Unconstrained Bond Fund (the "Fund").

The attached Amendment is being filed for the purpose of updating the financial information and other non-material information contained in the prospectus and statement of additional information for the Fund currently in effect and responding to comments provided by the staff of the Commission regarding the Registrant's filing pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act with respect to the Fund.  As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on November 1, 2015.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (202) 373-6599 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Mana Behbin

Mana Behbin

Almaty Astana Beijing Boston Brussels Chicago Dallas Dubai Frankfurt Hartford Houston London Los Angeles Miami Moscow New York
Orange County Paris Philadelphia Pittsburgh Princeton San Francisco Santa Monica Silicon Valley Singapore Tokyo Washington Wilmington